Financial Instruments (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Financial Assets
Cash and cash equivalents of continuing operations	$ 7,696,699	$ 4,628,392
Cash and cash equivalents of discontinued operations		3,068,307
Other financial assets of continuing operations
Other financial assets of discontinued operations		12,763,576
Total Financial Assets	7,865,345	20,460,275
Financial Liabilities
Other liabilities of continuing operations
Other liabilities of discontinued operations		14,218,356
Total Financial Liabilities		12,628,742
Level 1 [Member]
Financial Assets
Cash and cash equivalents of continuing operations	7,865,345	4,628,392
Cash and cash equivalents of discontinued operations		3,068,307
Other financial assets of continuing operations
Other financial assets of discontinued operations		12,763,576
Total Financial Assets	7,865,345	20,460,275
Financial Liabilities
Other liabilities of continuing operations
Other liabilities of discontinued operations		12,628,742
Total Financial Liabilities		12,628,742
Level 2 [Member]
Financial Assets
Cash and cash equivalents of continuing operations
Cash and cash equivalents of discontinued operations
Other financial assets of continuing operations
Other financial assets of discontinued operations
Total Financial Assets
Financial Liabilities
Other liabilities of continuing operations
Other liabilities of discontinued operations
Total Financial Liabilities
Level 3 [Member]
Financial Assets
Cash and cash equivalents of continuing operations
Cash and cash equivalents of discontinued operations
Other financial assets of continuing operations
Other financial assets of discontinued operations
Total Financial Assets
Financial Liabilities
Other liabilities of continuing operations
Other liabilities of discontinued operations
Total Financial Liabilities